VESSELS AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
VESSELS AND EQUIPMENT, NET [Abstract]
VESSELS AND EQUIPMENT, NET
15.	VESSELS AND EQUIPMENT, NET

(in thousands of $)	2011	2010
Cost	1,584,365	1,446,457
Accumulated depreciation	(381,362)	(343,320)
Net book value	1,203,003	1,103,137

As of December 31, 2011 and 2010, the Company owned nine vessels.

As of December 31, 2011, $128.8 million have been capitalized in respect of the FSRU retrofitting of the Nusantara Regas Satu.

Drydocking costs of $39.8 million and $37.4 million are included in the cost amounts above as of December 31, 2011 and 2010, respectively.  Accumulated amortization of those costs as of December 31, 2011 and 2010 were $12.1 million and $21.7 million, respectively.

Depreciation and amortization expense for the years ended December 31, 2011, 2010 and 2009 was $54.3 million, $52.8 million and $21.5 million, respectively.

As at December 31, 2011 and 2010, included in the above amounts is office equipment with a net book value of $1.7 million and $2.0 million, respectively.

As at December 31, 2011 and 2010, vessels with a net book value of $1,201 million and $1,101 million respectively were pledged as security for certain debt facilities (see note 31).